Quarterly Holdings Report
for
Fidelity® Nasdaq Composite Index® ETF
February 28, 2026
ETF-NPRT1-0426
1.814342.121
Common Stocks - 99.6%
	Shares	Value ($)
ARGENTINA - 0.0%
Financials - 0.0%
Banks - 0.0%
Grupo Financiero Galicia SA Class B ADR (c)	14,893	667,951
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
IREN Ltd (b)(c)	77,023	3,154,092
AUSTRIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Critical Metals Corp (b)(c)	29,966	304,155
BAHAMAS (NASSAU) - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
OneSpaWorld Holdings Ltd (c)	36,158	778,482
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Global Ltd Class A (b)(c)	68,598	873,939
Liberty Global Ltd Class C (b)(c)	62,589	769,844

TOTAL BELGIUM		1,643,783
BRAZIL - 0.3%
Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
MercadoLibre Inc (b)	11,697	20,558,413
Diversified Consumer Services - 0.0%
Afya Ltd Class A (c)	31,432	427,475
TOTAL CONSUMER DISCRETIONARY		20,985,888
Financials - 0.0%
Banks - 0.0%
Inter & Co Inc Class A	102,088	889,186
Capital Markets - 0.0%
XP Inc Class A	104,135	2,242,027
Financial Services - 0.0%
StoneCo Ltd Class A (b)	70,265	1,180,452
TOTAL FINANCIALS		4,311,665
Materials - 0.0%
Metals & Mining - 0.0%
Sigma Lithium Corp (United States) (b)(c)	35,065	505,287
TOTAL BRAZIL		25,802,840
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd (c)	24,950	1,109,277
CANADA - 0.8%
Health Care - 0.0%
Biotechnology - 0.0%
Aurinia Pharmaceuticals Inc (b)	43,953	622,814
Xenon Pharmaceuticals Inc (b)	25,590	1,106,256
		1,729,070
Life Sciences Tools & Services - 0.0%
AbCellera Biologics Inc (b)(c)	135,099	487,707
Pharmaceuticals - 0.0%
Cronos Group Inc (United States) (b)	173,275	462,645
Tilray Brands Inc Class 2 (b)(c)	32,281	254,051
		716,696
TOTAL HEALTH CARE		2,933,473
Industrials - 0.2%
Professional Services - 0.2%
Thomson Reuters Corp (United States) (c)	105,384	10,160,071
Information Technology - 0.5%
IT Services - 0.4%
Shopify Inc Class A (United States) (b)	283,261	34,198,101
Semiconductors & Semiconductor Equipment - 0.0%
Canadian Solar Inc (b)(c)	19,625	347,559
Software - 0.1%
Bitfarms Ltd/Canada (United States) (b)(c)	158,161	347,954
BTQ Technologies Corp (United States) (b)(c)	38,048	126,700
Descartes Systems Group Inc/The (United States) (b)	22,085	1,463,131
Hut 8 Corp (United States) (b)	28,817	1,533,930
Open Text Corp (United States) (c)	61,559	1,524,816
		4,996,531
TOTAL INFORMATION TECHNOLOGY		39,542,191
Materials - 0.1%
Chemicals - 0.0%
Methanex Corp (United States)	24,856	1,255,973
Metals & Mining - 0.1%
Almonty Industries Inc (United States) (b)	69,628	1,280,459
Ssr Mining Inc (United States) (b)(c)	55,412	1,783,712
Tmc The Metals CO Inc Class A (b)(c)	116,391	729,772
		3,793,943
TOTAL MATERIALS		5,049,916
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Colliers International Group Inc Subordinate Voting Shares (United States) (c)	11,760	1,396,265
FirstService Corp Subordinate Voting Shares (United States)	10,639	1,676,387
TOTAL REAL ESTATE		3,072,652
TOTAL CANADA		60,758,303
CHINA - 0.5%
Communication Services - 0.1%
Entertainment - 0.0%
Netease Inc ADR	21,570	2,479,903
Interactive Media & Services - 0.1%
Baidu Inc Class A ADR (b)(c)	29,976	3,730,213
Bilibili Inc ADR (b)(c)	31,354	874,777
JOYY Inc Class A ADR	18,568	1,107,953
		5,712,943
TOTAL COMMUNICATION SERVICES		8,192,846
Consumer Discretionary - 0.4%
Automobile Components - 0.0%
WeRide Inc ADR (b)	71,722	501,337
Automobiles - 0.0%
Li Auto Inc ADR (b)(c)	53,330	938,075
Broadline Retail - 0.3%
JD.com Inc ADR	117,794	3,125,075
PDD Holdings Inc Class A ADR (b)	153,188	15,890,191
		19,015,266
Hotels, Restaurants & Leisure - 0.1%
Atour Lifestyle Holdings Ltd ADR	27,072	1,063,117
H World Group Ltd ADR	35,429	1,941,509
Trip.com Group Ltd ADR	59,545	3,133,259
		6,137,885
TOTAL CONSUMER DISCRETIONARY		26,592,563
Financials - 0.0%
Capital Markets - 0.0%
Up Fintech Holding Ltd ADR (b)	47,128	368,541
Consumer Finance - 0.0%
Qfin Holdings Inc Class A ADR	34,124	496,845
TOTAL FINANCIALS		865,386
Health Care - 0.0%
Pharmaceuticals - 0.0%
BGM Group Ltd Class A (b)(c)	21,359	23,708
Industrials - 0.0%
Professional Services - 0.0%
Kanzhun Ltd ADR	89,281	1,435,638
Information Technology - 0.0%
IT Services - 0.0%
GDS Holdings Ltd Class A ADR (b)(c)	28,898	1,193,776
Vnet Group Inc Class A ADR (b)(c)	47,147	508,245
TOTAL INFORMATION TECHNOLOGY		1,702,021
TOTAL CHINA		38,812,162
COSTA RICA - 0.0%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Establishment Labs Holdings Inc (b)	9,537	750,562
DENMARK - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Ascendis Pharma A/S ADR (b)	14,287	3,336,015
Genmab A/S ADR (b)	13,784	405,800

TOTAL DENMARK		3,741,815
FRANCE - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Abivax SA ADR (b)	14,104	1,710,533
Clementia Pharmaceuticals Inc rights (b)(d)	20,215	0

TOTAL FRANCE		1,710,533
GERMANY - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
BioNTech SE ADR (b)(c)	25,322	2,791,244
Immatics NV (b)	55,133	570,075
		3,361,319
Pharmaceuticals - 0.0%
AtaiBeckley Inc (b)(c)	98,255	356,666
TOTAL GERMANY		3,717,985
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Webull Corp Class A (c)	105,486	612,874
Insurance - 0.0%
Oxbridge Re Holdings Ltd (b)	90,565	100,527
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		713,401
GREECE - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
Star Bulk Carriers Corp	40,588	1,067,059
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA	40,990	2,987,761
HONG KONG - 0.1%
Communication Services - 0.0%
Media - 0.0%
QMMM Holdings Ltd Class A (b)(d)	11,212	1,004,035
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Melco Resorts & Entertainment Ltd ADR (b)	72,407	430,098
Financials - 0.1%
Capital Markets - 0.1%
Futu Holdings Ltd Class A ADR (b)	23,157	3,446,688
Health Care - 0.0%
Pharmaceuticals - 0.0%
Regencell Bioscience Holdings Ltd (b)(c)	118,705	3,113,632
Information Technology - 0.0%
Software - 0.0%
Diginex Ltd (b)	46,028	29,172
TOTAL HONG KONG		8,023,625
INDIA - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
MakeMyTrip Ltd (b)(c)	21,314	1,203,602
INDONESIA - 0.0%
Consumer Discretionary - 0.0%
Distributors - 0.0%
Polibeli Group Ltd Class A (c)	88,878	711,024
IRELAND - 0.0%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Cimpress PLC (b)(c)	8,931	652,410
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
SMX Security Matters PLC (b)(c)	398	13,571
TOTAL IRELAND		665,981
ISRAEL - 0.3%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Mobileye Global Inc Class A (b)(c)	63,479	537,032
Broadline Retail - 0.0%
Global-e Online Ltd (b)	42,775	1,495,842
TOTAL CONSUMER DISCRETIONARY		2,032,874
Consumer Staples - 0.0%
Personal Care Products - 0.0%
Oddity Tech Ltd Class A (b)(c)	10,685	125,762
Financials - 0.0%
Capital Markets - 0.0%
Etoro Group Ltd Class A (c)	15,215	466,644
Industrials - 0.1%
Aerospace & Defense - 0.1%
Elbit Systems Ltd (United States) (c)	11,055	8,501,737
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.0%
Nayax Ltd (United States) (b)	13,829	707,353
IT Services - 0.0%
Matrix IT Ltd (c)	13,687	413,808
Wix.com Ltd (b)	13,725	967,064
		1,380,872
Semiconductors & Semiconductor Equipment - 0.1%
Camtek Ltd/Israel (b)(c)	12,155	2,034,625
Nova Ltd (b)(c)	6,922	3,037,790
Tower Semiconductor Ltd (United States) (b)(c)	23,952	2,990,886
		8,063,301
Software - 0.1%
Cellebrite DI Ltd (b)(c)	74,932	999,593
Check Point Software Technologies Ltd (b)	25,168	3,827,298
Nice Ltd ADR (b)(c)	12,183	1,416,274
Radware Ltd (b)	22,661	524,602
		6,767,767
TOTAL INFORMATION TECHNOLOGY		16,919,293
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enlight Renewable Energy Ltd (United States) (b)	33,497	2,252,338
TOTAL ISRAEL		30,298,648
ITALY - 0.0%
Industrials - 0.0%
Passenger Airlines - 0.0%
Ryanair Holdings PLC ADR	54,741	3,694,470
JAPAN - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Satsuma Pharmaceuticals Inc rights (b)(d)	218,164	1
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (b)(c)	48,906	1,783,602
TOTAL JAPAN		1,783,603
JORDAN - 0.0%
Financials - 0.0%
Insurance - 0.0%
International General Insurance Holdings Ltd (c)	13,459	339,167
KAZAKHSTAN - 0.1%
Financials - 0.1%
Capital Markets - 0.0%
Freedom Holding Corp/NV (b)(c)	16,627	1,998,067
Consumer Finance - 0.1%
Kaspi.KZ JSC ADR (b)	48,433	3,418,885
TOTAL KAZAKHSTAN		5,416,952
KOREA (SOUTH) - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Webtoon Entertainment Inc (b)(c)	54,553	613,721
LUXEMBOURG - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Alvotech SA (b)(c)	89,801	358,306
NETHERLANDS - 0.7%
Health Care - 0.1%
Biotechnology - 0.1%
Argenx SE ADR (b)	6,422	4,925,161
Newamsterdam Pharma Co NV (b)(c)	33,831	1,199,647
uniQure NV (b)(c)	17,069	266,788
		6,391,596
Pharmaceuticals - 0.0%
Pharvaris NV (b)(c)	25,485	723,519
TOTAL HEALTH CARE		7,115,115
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.5%
ASML Holding NV depository receipt	20,296	29,440,566
NXP Semiconductors NV	57,450	13,041,725
		42,482,291
Software - 0.1%
Nebius Group NV Class A (b)(c)	51,339	4,681,603
TOTAL INFORMATION TECHNOLOGY		47,163,894
TOTAL NETHERLANDS		54,279,009
PAKISTAN - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
VEON Ltd ADR (b)	13,241	740,039
PUERTO RICO - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class C (b)(c)	75,645	600,621
Financials - 0.0%
Banks - 0.0%
Popular Inc	13,008	1,760,763
TOTAL PUERTO RICO		2,361,384
RUSSIA - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Ozon Holdings PLC ADR (b)(c)(d)	22,100	0
SINGAPORE - 0.1%
Industrials - 0.1%
Ground Transportation - 0.1%
Grab Holdings Ltd Class A (b)	915,448	3,863,191
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Kulicke & Soffa Industries Inc	16,675	1,162,581
TOTAL SINGAPORE		5,025,772
SOUTH AFRICA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Karooooo Ltd	13,633	643,750
SWEDEN - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Dova Pharmaceuticals Inc rights (b)(d)	7,729	0
Information Technology - 0.0%
Communications Equipment - 0.0%
Telefonaktiebolaget LM Ericsson Class B ADR (c)	49,445	573,562
TOTAL SWEDEN		573,562
SWITZERLAND - 0.1%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Garrett Motion Inc	45,315	922,613
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
TORM PLC Class A (United States)	35,764	1,077,569
Health Care - 0.0%
Biotechnology - 0.0%
CRISPR Therapeutics AG (b)(c)	27,678	1,664,555
Health Care Technology - 0.0%
Sophia Genetics SA (b)(c)	51,332	230,994
TOTAL HEALTH CARE		1,895,549
Information Technology - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Logitech International SA (United States) (c)	30,822	2,834,084
TOTAL SWITZERLAND		6,729,815
TAIWAN - 0.0%
Financials - 0.0%
Financial Services - 0.0%
OBOOK Holdings Inc Class A (c)	13,199	79,590
Health Care - 0.0%
Biotechnology - 0.0%
Jyong Biotech Ltd (b)(c)	18,106	38,747
YD Bio Ltd (c)	20,927	181,332
TOTAL HEALTH CARE		220,079
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Silicon Motion Technology Corp ADR	9,067	1,171,729
TOTAL TAIWAN		1,471,398
UNITED ARAB EMIRATES - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Kyivstar Group Ltd	71,623	846,584
UNITED KINGDOM - 0.2%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Vodafone Group PLC ADR	95,447	1,466,066
Consumer Staples - 0.2%
Beverages - 0.2%
Coca-Cola Europacific Partners PLC	105,726	11,675,323
Financials - 0.0%
Capital Markets - 0.0%
Marex Group PLC	21,627	939,909
Health Care - 0.0%
Biotechnology - 0.0%
Immunocore Holdings PLC ADR (b)	17,356	560,599
Pharmaceuticals - 0.0%
Astrazeneca PLC rights (b)(d)	21,510	0
CinCor Pharma Inc rights (b)(d)	12,042	0
		0
TOTAL HEALTH CARE		560,599
TOTAL UNITED KINGDOM		14,641,897
UNITED STATES - 96.4%
Communication Services - 15.8%
Diversified Telecommunication Services - 0.4%
AST SpaceMobile Inc Class A (b)(c)	65,600	5,194,864
Cogent Communications Holdings Inc	19,570	367,133
Comcast Corp Class A	840,270	26,014,759
GCI Liberty Inc Class C (c)	8,128	319,837
Globalstar Inc (b)(c)	30,791	1,917,356
Iridium Communications Inc	38,819	929,715
Shenandoah Telecommunications Co (c)	38,687	527,304
Uniti Group Inc (b)(c)	77,919	570,367
		35,841,335
Entertainment - 1.6%
Atlanta Braves Holdings Inc Class C (b)	20,155	880,975
Electronic Arts Inc	56,883	11,409,023
Liberty Media Corp-Liberty Formula One Class A (b)(c)	9,308	785,316
Liberty Media Corp-Liberty Formula One Class C (b)	50,145	4,592,781
Netflix Inc (b)	987,178	95,006,011
Playtika Holding Corp	159,933	494,193
Roku Inc Class A (b)	30,518	3,003,276
Take-Two Interactive Software Inc (b)	41,800	8,839,864
Warner Bros Discovery Inc (b)	568,558	16,016,279
Warner Music Group Corp Class A	41,647	1,191,104
		142,218,822
Interactive Media & Services - 12.8%
Alphabet Inc Class A	1,361,783	424,549,468
Alphabet Inc Class C	1,265,660	394,164,494
Cargurus Inc Class A (b)(c)	26,036	799,305
IAC Inc Class A (b)(c)	25,096	961,679
Match Group Inc	59,810	1,889,996
Meta Platforms Inc Class A (c)	508,955	329,894,452
Rumble Inc Class A (b)(c)	90,580	490,038
TripAdvisor Inc Class A (c)	40,848	412,973
Trump Media & Technology Group Corp (b)(c)	87,341	935,422
Ziff Davis Inc (b)(c)	18,208	493,073
ZoomInfo Technologies Inc (b)(c)	94,206	585,019
		1,155,175,919
Media - 0.4%
Advantage Solutions Inc Class A (b)	257,213	134,342
Charter Communications Inc Class A (b)(c)	30,422	7,137,914
comScore Inc (b)	12,183	82,965
EchoStar Corp Class A (b)(c)	37,245	4,302,915
Fox Corp Class A	49,936	2,813,394
Fox Corp Class B (c)	49,420	2,556,497
Liberty Broadband Corp Class C (b)	35,031	1,913,043
Magnite Inc (b)	44,645	608,065
News Corp Class A	91,857	2,231,207
News Corp Class B (c)	35,965	963,142
Nexstar Media Group Inc (c)	7,747	1,944,652
Paramount Skydance Corp Class B (c)	264,853	3,578,164
Sirius XM Holdings Inc (c)	87,697	1,925,826
Stagwell Inc Class A (b)(c)	109,141	526,060
Trade Desk Inc (The) Class A (b)	104,027	2,477,923
Versant Media Group Inc Class A	33,674	1,122,018
		34,318,127
Wireless Telecommunication Services - 0.6%
T-Mobile US Inc	259,987	56,440,578
TOTAL COMMUNICATION SERVICES		1,423,994,781
Consumer Discretionary - 12.5%
Automobile Components - 0.1%
Dorman Products Inc (b)(c)	9,640	1,136,170
Gentex Corp	55,421	1,296,851
Goodyear Tire & Rubber Co/The (b)	97,582	805,052
Kodiak AI Inc (b)(c)	41,897	351,935
Patrick Industries Inc (c)	10,075	1,247,184
QuantumScape Corp Class A (b)(c)	131,945	913,059
Solid Power Inc (b)(c)	62,029	219,583
Visteon Corp (c)	9,554	914,031
XPEL Inc (b)(c)(e)	12,456	530,875
		7,414,740
Automobiles - 4.0%
Cenntro Inc (b)(c)	883,216	103,336
Lucid Group Inc (b)(c)	95,930	959,300
Rivian Automotive Inc Class A (b)(c)	291,034	4,461,551
Tesla Inc (b)	877,803	353,324,486
		358,848,673
Broadline Retail - 6.0%
Amazon.com Inc (b)	2,499,316	524,856,360
eBay Inc	103,786	9,429,996
Ollie's Bargain Outlet Holdings Inc (b)	15,852	1,697,749
Pattern Group Inc Class A	49,947	525,942
		536,510,047
Distributors - 0.0%
GigaCloud Technology Inc Class A (b)	10,572	468,762
LKQ Corp (c)	69,312	2,294,921
Pool Corp	9,116	2,070,973
		4,834,656
Diversified Consumer Services - 0.1%
Driven Brands Holdings Inc (b)(c)	57,707	634,776
Duolingo Inc Class A (b)(c)	9,042	913,242
Frontdoor Inc (b)	18,486	1,267,585
Grand Canyon Education Inc (b)(c)	5,840	928,969
Laureate Education Inc (b)	38,847	1,256,312
Liberty Live Holdings Inc Class A	9,775	948,566
Liberty Live Holdings Inc Class C	13,564	1,351,653
Mister Car Wash Inc (b)	128,976	918,309
Perdoceo Education Corp	25,351	845,456
Strategic Education Inc	9,477	779,768
		9,844,636
Hotels, Restaurants & Leisure - 1.5%
Airbnb Inc Class A (b)	96,833	13,083,107
Booking Holdings Inc	7,459	31,621,312
Caesars Entertainment Inc (b)	56,124	1,405,906
Cheesecake Factory Inc/The (c)	16,742	1,084,547
Churchill Downs Inc	17,414	1,600,869
Domino's Pizza Inc	7,183	2,891,229
DoorDash Inc Class A (b)	94,650	16,702,886
DraftKings Inc Class A (b)	118,439	2,823,586
Expedia Group Inc Class A	26,423	5,699,177
Krispy Kreme Inc (c)	89,167	334,375
Marriott International Inc/MD Class A1	61,789	21,115,155
Monarch Casino & Resort Inc	7,525	723,153
Navan Inc Class A (b)(c)	66,989	652,473
Penn Entertainment Inc (b)	53,819	841,729
Red Rock Resorts Inc Class A	15,935	964,864
SHARPLINK INC (b)(c)	49,865	340,078
Sportradar Holding AG Class A (b)(c)	60,668	1,107,798
Starbucks Corp	263,550	25,833,171
Texas Roadhouse Inc	14,716	2,691,115
Wendy's Co/The (c)	83,016	635,903
Wingstop Inc	7,133	1,851,085
Wynn Resorts Ltd	24,656	2,667,533
		136,671,051
Household Durables - 0.0%
Cavco Industries Inc (b)	2,173	1,254,386
LGI Homes Inc (b)(c)	10,904	565,918
Newell Brands Inc (c)	150,306	683,892
Sonos Inc (b)	44,735	688,919
		3,193,115
Leisure Products - 0.1%
BRP Inc Subordinate Voting Shares (United States)	12,170	892,487
Hasbro Inc	30,063	2,993,974
Mattel Inc (b)	79,485	1,347,271
Peloton Interactive Inc Class A (b)	113,992	458,248
		5,691,980
Specialty Retail - 0.6%
Academy Sports & Outdoors Inc (c)	21,116	1,269,705
Five Below Inc (b)	12,934	2,891,137
National Vision Holdings Inc (b)	26,069	703,081
Newegg Commerce Inc Class A (b)(c)	5,442	241,951
O'Reilly Automotive Inc (b)	193,946	18,207,651
Petco Health & Wellness Co Inc Class A (b)(c)	122,926	313,461
RealReal Inc/The (b)	36,095	442,525
Ross Stores Inc	74,411	15,301,879
Tractor Supply Co (c)	124,841	6,471,757
Ulta Beauty Inc (b)	10,585	7,248,502
Urban Outfitters Inc (b)	23,881	1,580,922
Winmark Corp (c)	1,556	709,909
		55,382,480
Textiles, Apparel & Luxury Goods - 0.1%
Columbia Sportswear Co (c)	17,750	1,099,435
Crocs Inc (b)	13,719	1,244,450
Lululemon Athletica Inc (b)	26,255	4,861,638
Steven Madden Ltd (c)	23,525	849,253
		8,054,776
TOTAL CONSUMER DISCRETIONARY		1,126,446,154
Consumer Staples - 5.6%
Beverages - 1.0%
Celsius Holdings Inc (b)	62,980	3,376,358
Coca-Cola Consolidated Inc	13,160	2,663,584
Keurig Dr Pepper Inc	324,866	9,836,942
Monster Beverage Corp (b)	224,530	19,152,409
National Beverage Corp (b)	31,085	1,129,940
PepsiCo Inc	317,879	53,956,781
Vita Coco Co Inc/The (b)	17,229	1,000,316
		91,116,330
Consumer Staples Distribution & Retail - 4.1%
Andersons Inc/The	12,709	829,770
Casey's General Stores Inc	8,751	5,999,598
Chefs' Warehouse Inc/The (b)	14,340	1,023,732
Costco Wholesale Corp	103,325	104,439,877
Dollar Tree Inc (b)	49,393	6,247,227
Maplebear Inc (b)(c)	67,472	2,530,875
PriceSmart Inc (c)	9,282	1,435,183
Sprouts Farmers Market Inc (b)(c)	23,232	1,716,148
Walmart Inc	1,862,381	238,291,649
		362,514,059
Food Products - 0.4%
Bridgford Foods Corp (b)(c)	2,973	22,000
Cal-Maine Foods Inc (c)	13,083	1,139,660
Campbell's Company/The (c)	76,769	2,068,925
Freshpet Inc (b)	15,027	1,269,030
J & J Snack Foods Corp	7,951	692,214
Kraft Heinz Co/The	289,977	7,136,334
Marzetti Company/The	8,316	1,366,651
Mondelez International Inc	297,194	18,301,208
Pilgrim's Pride Corp	60,684	2,619,121
Simply Good Foods Co/The (b)	40,203	685,863
Smithfield Foods Inc	102,628	2,553,385
Vital Farms Inc (b)(c)	15,438	325,587
		38,179,978
Household Products - 0.1%
Central Garden & Pet Co Class A (b)	21,577	745,269
Kimberly-Clark Corp (c)	74,749	8,330,029
Reynolds Consumer Products Inc (c)	62,674	1,554,942
WD-40 Co (c)	4,527	1,078,331
		11,708,571
Personal Care Products - 0.0%
Interparfums Inc (c)	8,926	899,563
Olaplex Holdings Inc (b)(c)	357,635	575,792
		1,475,355
TOTAL CONSUMER STAPLES		504,994,293
Energy - 0.6%
Energy Equipment & Services - 0.2%
Baker Hughes Co Class A	228,842	14,934,229
National Energy Services Reunited Corp (b)	37,975	951,274
Patterson-UTI Energy Inc	125,767	1,070,277
Smart Sand Inc	75,249	390,542
Weatherford International PLC (c)	19,127	2,017,133
		19,363,455
Oil, Gas & Consumable Fuels - 0.4%
Alliance Resource Partners LP	43,253	1,145,772
APA Corp	83,197	2,526,693
Calumet Inc (b)	27,798	749,434
Chord Energy Corp	16,455	1,783,228
Diamondback Energy Inc	65,931	11,477,269
Expand Energy Corp	56,196	6,064,672
NextDecade Corp (b)(c)	94,654	510,185
Plains All American Pipeline LP	147,307	3,080,189
Plains GP Holdings LP Class A	51,600	1,163,064
Viper Energy Inc Class A (c)	45,138	2,100,723
XCF Global Inc Class A (c)	165,120	34,229
		30,635,458
TOTAL ENERGY		49,998,913
Financials - 3.2%
Banks - 1.0%
1st Source Corp	10,319	691,476
Amalgamated Financial Corp	14,702	565,880
BancFirst Corp (c)	10,479	1,152,690
Bancorp Inc/The (b)	14,355	753,494
Bank First Corp (c)	4,427	596,184
Bank OZK	25,343	1,179,970
Banner Corp	12,816	754,222
BCB Bancorp Inc (c)	40,570	324,560
BOK Financial Corp (c)	17,166	2,158,110
Broadway Financial Corp/DE (b)	17,035	132,021
Burke & Herbert Financial Services Corp (c)	8,141	524,606
Business First Bancshares Inc	17,828	486,704
Cathay General Bancorp (c)	21,875	1,087,406
Central BanCo Inc (c)	69,227	1,671,832
City Holding Co (c)	5,909	708,903
Coastal Financial Corp/WA Class A (b)(c)	6,337	470,142
Columbia Banking System Inc (c)	72,115	2,051,672
Columbia Financial Inc (b)(c)	54,222	970,574
Commerce Bancshares Inc/MO	29,704	1,514,607
Connectone Bancorp Inc	23,122	613,427
CVB Financial Corp (c)	47,205	907,752
Dime Community Bancshares Inc (c)	19,145	619,341
East West Bancorp Inc (c)	29,480	3,226,586
Eastern Bankshares Inc	70,468	1,378,354
Enterprise Financial Services Corp	14,052	802,369
Fifth Third Bancorp	148,385	7,340,606
First Bancorp/Southern Pines NC (c)	14,927	847,704
First Busey Corp	32,447	822,856
First Citizens BancShares Inc/NC Class A (c)	2,601	4,937,088
First Community Bankshares Inc	12,191	477,034
First Financial Bancorp (c)	33,405	937,678
First Financial Bankshares Inc	42,837	1,324,948
First Hawaiian Inc	40,799	1,010,183
First Internet Bancorp	16,368	331,943
First Interstate BancSystem Inc Class A (c)	32,337	1,119,184
First Merchants Corp	21,207	828,770
First Mid Bancshares Inc	12,929	530,218
Fulton Financial Corp (c)	56,451	1,154,423
German American Bancorp Inc (c)	16,097	665,450
Hancock Whitney Corp (c)	22,601	1,487,372
Heritage Commerce Corp	37,940	471,594
Hope Bancorp Inc	56,068	631,326
Huntington Bancshares Inc/OH	474,377	7,969,535
Independent Bank Corp (c)	15,392	1,201,653
International Bancshares Corp	18,938	1,270,929
Investar Holding Corp	13,996	395,107
Lakeland Financial Corp (c)	11,148	647,587
Mechanics Bancorp Class A (c)	72,088	1,027,975
Mercantile Bank Corp	9,720	502,135
Nbt Bancorp Inc	19,212	820,737
Northwest Bancshares Inc	58,419	727,317
OceanFirst Financial Corp	29,351	530,079
Old National Bancorp/IN	81,331	1,878,746
Pathward Financial Inc (c)	8,663	786,514
Peoples Bancorp Inc/OH (c)	17,883	577,084
QCR Holdings Inc	7,371	637,592
Republic Bancorp Inc/KY Class A	8,476	584,844
S&T Bancorp Inc (c)	16,225	678,367
Seacoast Banking Corp of Florida	32,175	1,001,286
Simmons First National Corp Class A	48,673	969,079
Stock Yards Bancorp Inc	11,480	736,327
Texas Capital Bancshares Inc (b)	13,771	1,312,376
TFS Financial Corp (c)	87,160	1,221,983
Towne Bank/Portsmouth VA	27,189	931,495
TriCo Bancshares	13,800	659,364
Trustmark Corp	21,293	906,869
UMB Financial Corp (c)	18,090	2,096,269
United Bankshares Inc/WV	40,014	1,652,578
Univest Financial Corp	15,789	529,721
Valley National Bancorp (c)	110,193	1,389,534
WaFd Inc (c)	27,601	860,047
WesBanco Inc	31,008	1,081,249
Wintrust Financial Corp (c)	14,740	2,123,444
WSFS Financial Corp (c)	17,375	1,103,486
Zions Bancorp NA	32,031	1,834,736
		90,907,303
Capital Markets - 1.3%
BGC Group Inc Class A	108,418	1,032,139
Carlyle Group Inc/The (c)	83,293	4,330,403
CME Group Inc Class A (c)	83,299	26,614,031
Coinbase Global Inc Class A (b)	53,351	9,381,773
Galaxy Digital Inc Class A (c)	47,158	970,983
Greenpro Capital Corp (b)(c)	78,163	135,222
Hamilton Lane Inc Class A (c)	10,903	1,144,161
Interactive Brokers Group Inc Class A	101,969	7,259,173
LPL Financial Holdings Inc	18,356	5,513,775
MarketAxess Holdings Inc	9,828	1,886,976
Morningstar Inc	8,667	1,587,274
Nasdaq Inc	129,825	11,370,074
Northern Trust Corp	42,367	6,062,294
Robinhood Markets Inc Class A (b)	182,433	13,837,543
SEI Investments Co	24,860	2,021,615
StepStone Group Inc Class A	23,618	1,018,881
StoneX Group Inc (b)(c)	14,076	1,794,690
T Rowe Price Group Inc	48,677	4,606,305
TPG Inc Class A	35,360	1,535,331
Tradeweb Markets Inc Class A	29,575	3,645,267
Victory Capital Holdings Inc Class A (c)	19,542	1,351,916
Wealthfront Corp (b)(c)	43,056	357,365
		107,457,191
Consumer Finance - 0.1%
Credit Acceptance Corp (b)(c)	3,230	1,528,371
Dave Inc Class A (b)	3,219	622,136
Figure Technology Solutions Inc Class A (c)	41,878	1,058,676
FirstCash Holdings Inc	11,936	2,301,141
Jefferson Capital Inc	28,182	581,395
SLM Corp	53,515	1,002,871
SoFi Technologies Inc Class A (b)(c)	283,229	5,030,147
Upstart Holdings Inc (b)(c)	22,524	613,329
		12,738,066
Financial Services - 0.4%
Affirm Holdings Inc Class A (b)	69,023	3,242,701
Cantor Equity Partners IV Inc	29,769	309,895
Chime Financial Inc Class A (b)	89,354	1,977,404
Crane Inflection Point Acquisition Corp III Class A	35,207	359,111
Enact Holdings Inc	41,391	1,731,799
Euronet Worldwide Inc (b)	11,588	805,945
Fiserv Inc (b)	125,599	7,823,562
Flywire Corp (b)	50,194	617,888
Jack Henry & Associates Inc (c)	16,222	2,635,426
M3-Brigade Acquisition V Corp Class A (b)	33,651	359,393
Marqeta Inc Class A (b)(c)	160,639	616,854
Merchants Bancorp/IN (c)	17,904	756,981
NMI Holdings Inc (b)	26,042	1,023,711
NMP Acquisition Corp	44,054	446,267
Payoneer Global Inc (b)	136,413	589,304
PayPal Holdings Inc	215,757	9,970,131
Remitly Global Inc (b)	59,142	987,671
Sezzle Inc (b)(c)	9,186	670,119
Silver Pegasus Acquisition Corp	33,104	335,675
Solarius Capital Acquisition Corp Class A	36,940	374,572
		35,634,409
Insurance - 0.4%
Arch Capital Group Ltd (b)	81,452	8,157,418
Baldwin Insurance Group Inc/The Class A (b)(c)	27,468	638,082
Brighthouse Financial Inc (b)	15,961	957,341
Cincinnati Financial Corp	34,568	5,668,461
Erie Indemnity Co Class A	11,336	3,054,372
Goosehead Insurance Inc Class A (b)(c)	8,929	483,952
Palomar Hldgs Inc (b)	8,170	1,010,711
Principal Financial Group Inc (c)	47,970	4,577,297
Selective Insurance Group Inc	17,782	1,494,399
Skyward Specialty Insurance Group Inc (b)	16,035	745,146
Slide Insurance Holdings Inc (b)(c)	39,917	758,423
Tiptree Inc Class A	26,318	448,195
Trupanion Inc (b)(c)	16,894	448,367
Willis Towers Watson PLC	21,277	6,493,102
		34,935,266
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
Adamas Trust Inc	62,116	511,836
AGNC Investment Corp (c)	220,711	2,474,170
		2,986,006
TOTAL FINANCIALS		284,658,241
Health Care - 5.6%
Biotechnology - 3.5%
ACADIA Pharmaceuticals Inc (b)	43,695	1,073,149
ADMA Biologics Inc (b)	62,122	967,240
Agios Pharmaceuticals Inc (b)(c)	25,622	774,553
Alkermes PLC (b)(c)	43,956	1,323,076
Alnylam Pharmaceuticals Inc (b)	30,539	10,167,044
Amgen Inc	125,093	48,556,099
Amicus Therapeutics Inc (b)	90,935	1,306,736
AnaptysBio Inc (b)	8,605	473,705
Apellis Pharmaceuticals Inc (b)(c)	33,119	694,174
Apogee Therapeutics Inc (b)(c)	15,455	1,081,850
Applied Genetic Technologies Corp/DE (b)(d)	14,225	0
Arcellx Inc (b)	16,330	1,858,191
Arcutis Biotherapeutics Inc (b)	32,667	881,029
Ardelyx Inc (b)	90,697	594,065
ArriVent Biopharma Inc (b)	23,554	541,035
Arrowhead Pharmaceuticals Inc (b)	33,207	2,101,007
ARS Pharmaceuticals Inc (b)(c)	40,638	377,121
Atrium Therapeutics Inc	3,550	52,362
Avidity Biosciences Inc (b)	35,505	2,556,360
Beam Therapeutics Inc (b)	32,472	924,153
BeOne Medicines Ltd ADR (b)	7,635	2,420,219
Bicara Therapeutics Inc (b)	22,175	372,097
BioCryst Pharmaceuticals Inc (b)	79,050	691,688
Biogen Inc (b)	33,488	6,423,668
BioMarin Pharmaceutical Inc (b)	41,097	2,536,918
Bridgebio Pharma Inc (b)	45,122	2,999,711
Capricor Therapeutics Inc (b)(c)	13,516	377,502
Caris Life Sciences Inc (b)(c)	68,377	1,377,113
Carisma Therapeutics Inc rights (b)(d)	449,253	3
Catalyst Pharmaceuticals Inc (b)(c)	35,632	822,387
Celcuity Inc (b)(c)	11,957	1,335,716
Celldex Therapeutics Inc (b)	27,605	830,634
Centessa Pharmaceuticals PLC ADR (b)	27,166	729,679
CG oncology Inc (b)	24,275	1,427,370
Cogent Biosciences Inc (b)	35,102	1,363,713
Compass Therapeutics Inc (b)	65,352	369,239
Cyclerion Therapeutics Inc (b)(c)	20,830	28,120
Cytokinetics Inc (b)(c)	33,699	2,096,752
Denali Therapeutics Inc (b)(c)	51,127	1,082,870
Design Therapeutics Inc (b)(c)	36,547	381,551
Dianthus Therapeutics Inc (b)	15,089	832,762
Disc Medicine Inc (b)	11,733	781,652
Dyne Therapeutics Inc (b)	40,498	632,579
Erasca Inc (b)	93,203	1,273,153
Exact Sciences Corp (b)	41,358	4,275,590
Exelixis Inc (b)	62,232	2,741,942
Generate Biomedicines Inc	28,600	361,790
Gilead Sciences Inc	288,083	42,909,963
Gossamer Bio Inc (b)	97,806	41,557
GRAIL Inc (b)(c)	10,830	576,481
Halozyme Therapeutics Inc (b)	26,854	1,867,159
Ideaya Biosciences Inc (b)	30,055	967,771
ImmunityBio Inc (b)(c)	270,251	2,643,055
Immunome Inc (b)(c)	30,317	662,730
Immunovant Inc (b)	52,285	1,449,863
Incyte Corp (b)	44,248	4,480,995
Inhibrx Biosciences Inc (b)(c)	4,834	358,344
Insmed Inc (b)	49,557	7,400,347
Intellia Therapeutics Inc (b)(c)	40,253	554,686
Ionis Pharmaceuticals Inc (b)(c)	36,650	2,974,148
Iovance Biotherapeutics Inc (b)(c)	155,739	601,153
Jade Biosciences Inc	25,272	374,784
Kiniksa Pharmaceuticals International Plc Class A (b)	17,848	794,058
Kinnate Biopharma Inc rights (b)(d)	50,749	0
Kodiak Sciences Inc (b)	15,974	428,103
Krystal Biotech Inc (b)(c)	6,975	1,922,589
Kymera Therapeutics Inc (b)(c)	20,687	1,889,757
Legend Biotech Corp ADR (b)	31,047	589,893
Madrigal Pharmaceuticals Inc (b)(c)	5,377	2,322,864
MannKind Corp (b)	93,324	306,103
Mineralys Therapeutics Inc (b)	21,827	638,658
Mirati Therapeutics Inc rights (b)(d)	1,147	0
Mirum Pharmaceuticals Inc (b)(c)	13,634	1,258,282
Moderna Inc (b)(c)	97,543	5,225,379
Monte Rosa Therapeutics Inc (b)	21,691	385,015
MoonLake Immunotherapeutics Class A (b)	32,328	566,063
Natera Inc (b)	32,269	6,713,243
Neurocrine Biosciences Inc (b)	22,320	2,951,820
Nurix Therapeutics Inc (b)	34,810	555,916
Nuvalent Inc Class A (b)	18,232	1,858,752
Olema Pharmaceuticals Inc (b)(c)	18,329	443,562
OmniAb Operations Inc (b)(d)	2,320	1,090
OmniAb Operations Inc (b)(d)	2,320	835
Oruka Therapeutics Inc (b)	18,676	642,641
Palvella Therapeutics Inc (b)	4,475	604,215
Praxis Precision Medicines Inc (b)	6,123	2,061,920
Precigen Inc (b)(c)	127,250	482,278
Protagonist Therapeutics Inc (b)(c)	15,874	1,461,678
PTC Therapeutics Inc (b)(c)	20,227	1,379,279
RAPT Therapeutics Inc (b)	9,858	571,567
Recursion Pharmaceuticals Inc Class A (b)(c)	169,439	621,841
Regeneron Pharmaceuticals Inc	24,049	18,798,382
Rein Therapeutics Inc (b)	67,187	76,593
Relay Therapeutics Inc (b)	67,440	691,934
Replimune Group Inc (b)	32,883	251,555
Revolution Medicines Inc (b)	46,447	4,738,523
Rhythm Pharmaceuticals Inc (b)	16,196	1,501,855
Roivant Sciences Ltd (b)	159,785	4,624,178
Sana Biotechnology Inc (b)(c)	85,451	359,749
Sarepta Therapeutics Inc (b)(c)	31,114	521,471
Savara Inc (b)(c)	79,256	477,121
Scholar Rock Holding Corp (b)	27,328	1,209,811
Sionna Therapeutics Inc (b)(c)	13,621	497,711
Soleno Therapeutics Inc (b)	17,563	686,186
Spyre Therapeutics Inc (b)(c)	26,269	1,129,830
Stoke Therapeutics Inc (b)	16,049	584,344
Summit Therapeutics Inc (b)	187,656	3,113,213
Syndax Pharmaceuticals Inc (b)	27,778	603,060
Tango Therapeutics Inc (b)(c)	40,149	447,260
Taysha Gene Therapies Inc (b)	81,636	369,811
TG Therapeutics Inc (b)(c)	38,585	1,161,023
Tobira Therapeutics Inc rights (b)(d)	1,750	0
Travere Therapeutics Inc (b)	26,351	784,996
Twist Bioscience Corp (b)(c)	21,114	990,669
Tyra Biosciences Inc (b)	23,065	768,295
Ultragenyx Pharmaceutical Inc (b)	31,976	747,919
United Therapeutics Corp (b)	9,753	4,914,537
Upstream Bio Inc (b)	18,820	144,538
UroGen Pharma Ltd (b)	14,092	305,796
Vaxcyte Inc (b)	35,701	2,204,180
Vera Therapeutics Inc Class A (b)	18,086	737,728
Veracyte Inc (b)(c)	22,980	840,838
Vericel Corp (b)	19,135	682,737
Vertex Pharmaceuticals Inc (b)	58,763	29,195,221
Viking Therapeutics Inc (b)(c)	35,423	1,198,714
Vir Biotechnology Inc (b)	76,846	698,530
Viridian Therapeutics Inc (b)	29,739	873,732
Xencor Inc (b)(c)	34,307	438,100
Zenas Biopharma Inc (b)	15,931	419,782
Zymeworks Inc (b)	26,358	613,878
		307,813,604
Health Care Equipment & Supplies - 1.2%
ABIOMED Inc (b)(d)	10,350	23,908
Align Technology Inc (b)	16,852	3,203,565
Alphatec Holdings Inc (b)	46,087	627,705
AtriCure Inc (b)	19,421	607,100
Axogen Inc (b)	14,996	475,823
Beta Bionics Inc (b)(c)	13,860	175,052
Ceribell Inc (b)(c)	22,704	423,884
Cooper Cos Inc/The (b)	46,452	3,886,639
DENTSPLY SIRONA Inc	70,230	1,030,976
Dexcom Inc (b)	90,657	6,656,944
GE HealthCare Technologies Inc	103,007	8,680,400
Hologic Inc (b)	47,834	3,604,770
ICU Medical Inc (b)(c)	7,649	1,151,786
IDEXX Laboratories Inc (b)	18,173	11,934,754
Insulet Corp (b)	15,730	3,879,175
Integra LifeSciences Holdings Corp (b)	42,915	488,373
Intuitive Surgical Inc (b)	82,259	41,418,229
iRhythm Technologies Inc (b)	8,308	1,111,195
Kestra Medical Technologies Ltd (b)(c)	23,135	538,583
Lantheus Holdings Inc (b)	18,140	1,358,867
LeMaitre Vascular Inc	8,777	949,496
LivaNova PLC (b)	16,383	1,156,640
Masimo Corp (b)	13,629	2,389,845
Medline Inc Class A (c)	182,260	8,659,173
Merit Medical Systems Inc (b)	13,983	1,079,208
Neogen Corp (b)	81,282	912,797
Novocure Ltd (b)	48,406	661,710
Omnicell Inc (b)	16,253	667,998
PROCEPT BioRobotics Corp (b)(c)	20,205	458,451
QuidelOrtho Corp (b)(c)	24,048	546,852
STAAR Surgical Co (b)(c)	17,745	353,126
Tandem Diabetes Care Inc (b)	22,897	579,294
TransMedics Group Inc (b)(c)	8,208	1,192,294
UFP Technologies Inc (b)(c)	2,920	614,894
		111,499,506
Health Care Providers & Services - 0.3%
Acadia Healthcare Co Inc (b)(c)	32,316	757,487
AdaptHealth Corp (b)(c)	56,165	513,910
Addus HomeCare Corp (b)(c)	6,867	710,941
Alignment Healthcare Inc (b)	53,359	1,025,560
Astrana Health Inc (b)(c)	20,521	417,192
Aveanna Healthcare Holdings Inc (b)	72,459	533,298
Billiontoone Inc Class A (b)(c)	9,509	725,822
BrightSpring Health Services Inc (b)	41,789	1,731,318
Castle Biosciences Inc (b)(c)	10,901	322,342
Clover Health Investments Corp Class A (b)(c)	114,137	238,545
CorVel Corp (b)	16,568	854,577
Ensign Group Inc/The	12,869	2,756,154
GeneDx Holdings Corp Class A (b)(c)	7,104	566,260
Guardant Health Inc (b)	29,934	2,810,803
HealthEquity Inc (b)(c)	21,399	1,636,810
Henry Schein Inc (b)	27,700	2,282,203
LifeStance Health Group Inc (b)(c)	135,171	978,638
Lumexa Imaging Holdings Inc (c)	27,302	386,050
NeoGenomics Inc (b)(c)	40,955	402,588
Nutex Health Inc (b)(c)	1,569	173,311
OPKO Health Inc (b)	424,588	509,506
Option Care Health Inc (b)	38,652	1,254,644
P3 Health Partners Inc Class A (b)(c)	3,078	6,494
Privia Health Group Inc (b)	39,606	940,643
Progyny Inc (b)	27,414	484,954
RadNet Inc (b)(c)	19,913	1,390,127
Surgery Partners Inc (b)(c)	44,206	685,193
		25,095,370
Health Care Technology - 0.0%
Certara Inc (b)(c)	64,994	460,158
HeartFlow Inc (c)	28,067	650,032
Schrodinger Inc/United States (b)(c)	32,603	393,192
Waystar Holding Corp (b)(c)	44,391	1,138,629
		2,642,011
Life Sciences Tools & Services - 0.2%
10X Genomics Inc Class A (b)(c)	44,642	1,028,998
Adaptive Biotechnologies Corp (b)	41,632	666,945
Azenta Inc (b)(c)	20,104	542,406
Bio-Techne Corp	38,263	2,257,517
Bruker Corp (c)	40,367	1,619,120
Fortrea Holdings Inc (b)	34,223	366,871
ICON PLC (b)	18,279	1,976,691
Illumina Inc (b)	35,562	4,781,667
Medpace Holdings Inc (b)	6,082	2,747,604
Repligen Corp (b)(c)	13,566	1,746,351
Sotera Health Co (b)	84,548	1,373,905
Tempus AI Inc Class A (b)(c)	39,944	2,127,018
		21,235,093
Pharmaceuticals - 0.4%
Alumis Inc (b)	32,758	972,585
Amneal Intermediate Inc Class A (b)	92,438	1,276,569
Amylyx Pharmaceuticals Inc (b)(c)	39,184	594,421
ANI Pharmaceuticals Inc (b)(c)	6,940	512,866
Atea Pharmaceuticals Inc (b)(c)	96,173	450,090
Avadel Pharmaceuticals PLC rights (b)(d)	24,906	15,940
Axsome Therapeutics Inc (b)	12,820	2,101,070
Belite Bio Inc ADR (b)(c)	3,697	703,539
Collegium Pharmaceutical Inc (b)(c)	11,818	492,456
Corcept Therapeutics Inc (b)	25,589	913,527
Crinetics Pharmaceuticals Inc (b)(c)	27,868	1,145,375
Definium Therapeutics Inc (b)	41,640	726,618
Edgewise Therapeutics Inc (b)(c)	33,089	1,007,229
Enliven Therapeutics Inc (b)(c)	25,376	753,413
Esperion Therapeutics Inc (b)	85,394	286,070
EyePoint Inc (b)	28,305	497,036
Harmony Biosciences Holdings Inc (b)	18,499	527,961
Harrow Inc (b)(c)	11,423	618,898
Indivior Pharmaceuticals Inc	29,715	972,275
Innoviva Inc (b)	32,400	743,904
Jazz Pharmaceuticals PLC (b)	14,573	2,769,161
Ligand Pharmaceuticals Inc (b)(c)	5,346	1,060,165
Ligand Pharmaceuticals Inc rights (b)(d)	1,530	115
Ligand Pharmaceuticals Inc rights (b)	1,530	83
Ligand Pharmaceuticals Inc rights (b)	1,530	3
Ligand Pharmaceuticals Inc rights (b)	1,530	1
Liquidia Corp (b)(c)	22,832	708,249
Maze Therapeutics Inc (b)(c)	13,986	637,622
MBX Biosciences Inc (b)(c)	13,840	450,492
Nektar Therapeutics (b)	5,930	409,051
Ocular Therapeutix Inc (b)	70,618	631,325
Phathom Pharmaceuticals Inc (b)(c)	22,543	283,140
Rapport Therapeutics Inc (b)(c)	15,566	451,881
Roche Holding AG rights (b)(d)	870	0
Royalty Pharma PLC Class A (c)	91,900	4,246,699
Sanofi SA ADR	68,593	3,337,735
Sanofi SA rights (b)(d)	925	0
Septerna Inc (b)(c)	15,664	454,569
Structure Therapeutics Inc ADR (b)	17,455	1,099,316
Supernus Pharmaceuticals Inc (b)(c)	19,016	1,040,746
Tarsus Pharmaceuticals Inc (b)	13,422	1,013,629
Terns Pharmaceuticals Inc (b)	22,430	944,752
Trevi Therapeutics Inc (b)	41,208	491,199
Viatris Inc	290,126	4,331,582
WaVe Life Sciences Ltd (b)	54,661	761,428
		40,434,785
TOTAL HEALTH CARE		508,720,369
Industrials - 3.5%
Aerospace & Defense - 0.4%
AeroVironment Inc (b)(c)	11,641	2,936,442
Astronics Corp (b)	10,562	851,508
Axon Enterprise Inc (b)	18,405	9,982,873
Firefly Aerospace Inc (b)(c)	42,592	820,748
Intuitive Machines Inc Class A (b)(c)	36,844	607,189
Kratos Defense & Security Solutions Inc (b)	38,346	3,304,658
Leonardo DRS Inc	66,784	2,897,758
Mercury Systems Inc (b)(c)	17,249	1,535,678
Red Cat Holdings Inc (b)	33,009	384,555
Rocket Lab Corp	125,911	8,700,450
VSE Corp	6,543	1,485,719
Woodward Inc	12,951	5,008,929
		38,516,507
Air Freight & Logistics - 0.1%
CH Robinson Worldwide Inc	25,702	4,761,296
Hub Group Inc Class A (c)	21,604	930,484
		5,691,780
Building Products - 0.0%
AAON Inc (c)	20,941	2,119,229
Gibraltar Industries Inc (b)	12,928	587,965
UFP Industries Inc	16,076	1,654,381
		4,361,575
Commercial Services & Supplies - 0.4%
Casella Waste Systems Inc Class A (b)(c)	15,599	1,453,203
Cintas Corp	92,338	18,571,942
Copart Inc (b)	218,966	8,340,415
Fuel Tech Inc (b)	232,225	329,759
Interface Inc	22,912	721,499
Tetra Tech Inc (c)	67,893	2,433,285
		31,850,103
Construction & Engineering - 0.3%
Construction Partners Inc Class A (b)	11,598	1,558,423
Ferrovial SE (United States) (c)	167,252	12,440,204
IES Holdings Inc (b)(c)	4,931	2,442,571
Legence Corp Class A (c)	16,426	953,529
MYR Group Inc (b)	4,830	1,303,907
Solv Energy Inc	26,280	828,346
Sterling Infrastructure Inc (b)(c)	7,378	3,158,743
WillScot Holdings Corp (c)	52,661	1,138,004
		23,823,727
Electrical Equipment - 0.1%
American Superconductor Corp (b)	18,032	587,483
Array Technologies Inc (b)(c)	51,416	389,733
Enovix Corp Class B (b)(c)	80,777	425,695
Eos Energy Enterprises Inc (b)(c)	75,049	427,404
Fluence Energy Inc Class A (b)(c)	35,791	556,192
NANO Nuclear Energy Inc (b)(c)	12,911	343,303
Nextpower Inc Class A (b)(c)	36,078	3,791,799
Plug Power Inc (b)(c)	376,960	674,758
Powell Industries Inc (c)	3,424	1,792,806
Power Solutions International Inc (b)(c)	7,192	600,532
Shoals Technologies Group Inc (b)	69,910	414,566
Sunrun Inc (b)	64,665	856,811
Terra Innovatum Global NV (c)	49,029	216,218
Vicor Corp (b)	9,498	1,912,898
		12,990,198
Ground Transportation - 0.5%
ArcBest Corp (c)	8,234	845,302
Avis Budget Group Inc (b)(c)	8,691	846,590
CSX Corp (c)	427,651	18,256,422
Heartland Express Inc (c)	45,930	506,608
Hertz Global Holdings Inc (b)(c)	102,729	466,390
JB Hunt Transport Services Inc	21,145	4,935,454
Landstar System Inc	10,049	1,637,485
Lyft Inc Class A (b)	91,777	1,270,194
Old Dominion Freight Line Inc	48,820	9,912,901
Saia Inc (b)(c)	6,528	2,646,386
Universal Logistics Holdings Inc (c)	19,826	329,706
Werner Enterprises Inc	23,068	809,456
		42,462,894
Industrial Conglomerates - 0.4%
Honeywell International Inc	147,171	35,849,384
Icahn Enterprises LP	180,247	1,452,791
		37,302,175
Machinery - 0.3%
Blue Bird Corp (b)(c)	12,133	706,990
CECO Environmental Corp (b)(c)	12,712	768,440
Franklin Electric Co Inc	13,409	1,335,805
Hillman Solutions Corp (b)	77,619	636,476
Lincoln Electric Holdings Inc	11,888	3,412,450
Microvast Holdings Inc (b)(c)	106,346	238,215
Middleby Corp/The (b)(c)	13,111	2,213,923
NN Inc (b)	112,009	169,134
Nordson Corp	11,827	3,470,515
PACCAR Inc	122,755	15,478,178
Symbotic Inc Class A (b)(c)	27,323	1,496,754
		29,926,880
Passenger Airlines - 0.1%
Allegiant Travel Co (b)(c)	7,122	727,512
American Airlines Group Inc (b)	137,846	1,801,647
Frontier Group Holdings Inc (b)(c)	94,149	418,022
JetBlue Airways Corp (b)	137,417	761,290
SkyWest Inc (b)	12,333	1,283,619
United Airlines Holdings Inc (b)	73,267	7,788,282
		12,780,372
Professional Services - 0.6%
Automatic Data Processing Inc	93,181	19,974,280
Barrett Business Services Inc	14,696	408,108
Concentrix Corp (c)	21,235	696,508
CSG Systems International Inc (c)	8,489	678,271
ExlService Holdings Inc (b)	38,021	1,188,156
Exponent Inc	15,798	1,149,778
First Advantage Corp (b)(c)	62,656	721,171
Forrester Research Inc (b)(c)	24,243	144,973
Huron Consulting Group Inc (b)(c)	5,749	812,909
ICF International Inc	7,993	664,458
Innodata Inc (b)(c)	7,634	337,194
Legalzoom.com Inc (b)(c)	65,399	459,755
Paychex Inc	81,659	7,647,365
Paylocity Holding Corp (b)	12,759	1,358,706
Science Applications International Corp	13,461	1,241,912
SS&C Technologies Holdings Inc	53,549	4,031,704
Upwork Inc (b)(c)	43,441	582,978
Verisk Analytics Inc	31,335	6,504,206
Verra Mobility Corp Class A (b)	48,945	817,871
Willdan Group Inc (b)(c)	6,194	552,133
		49,972,436
Trading Companies & Distributors - 0.3%
Distribution Solutions Group Inc (b)	17,812	532,579
DXP Enterprises Inc/TX (b)	5,807	804,095
EquipmentShare.com Inc Class A (b)(c)	50,142	1,455,121
Fastenal Co	268,706	12,371,224
FTAI Aviation Ltd (c)	23,727	7,255,717
McGrath RentCorp	8,518	945,072
Rush Enterprises Inc Class A (c)	18,729	1,329,197
Xometry Inc Class A (b)(c)	14,364	589,139
		25,282,144
TOTAL INDUSTRIALS		314,960,791
Information Technology - 47.2%
Communications Equipment - 1.1%
Applied Optoelectronics Inc (b)(c)	18,947	1,595,906
Cisco Systems Inc	920,470	73,140,546
Digi International Inc (b)(c)	15,892	775,847
Extreme Networks Inc (b)	50,464	705,487
F5 Inc (b)	12,418	3,369,748
Lumentum Holdings Inc (b)	16,416	11,506,139
NetScout Systems Inc (b)(c)	28,583	834,909
Ondas Inc (b)(c)	95,254	960,160
Viasat Inc (b)(c)	37,460	1,714,919
Viavi Solutions Inc (b)	52,281	1,553,269
Vistance Networks Inc (b)	40,158	705,576
		96,862,506
Electronic Equipment, Instruments & Components - 0.4%
Advanced Energy Industries Inc	8,934	2,997,982
Aeva Technologies Inc (b)(c)	20,719	274,734
Avnet Inc	23,897	1,573,378
Bel Fuse Inc Class B (c)	3,887	892,883
CDW Corp/DE	29,460	3,612,974
Cognex Corp (c)	45,121	2,454,582
ePlus Inc (c)	9,677	780,547
Evolv Technologies Holdings Inc Class A (b)	69,301	367,295
Flex Ltd (b)	88,380	5,569,709
Insight Enterprises Inc (b)	10,746	897,936
IPG Photonics Corp (b)(c)	12,755	1,678,175
Itron Inc (b)	12,125	1,139,144
Littelfuse Inc	6,628	2,336,105
Napco Security Technologies Inc	15,852	738,862
nLight Inc (b)	17,048	957,927
Novanta Inc (b)(c)	10,609	1,426,168
OSI Systems Inc (b)(c)	5,025	1,433,130
Ouster Inc Class A (b)(c)	18,659	353,588
PC Connection Inc	10,753	655,395
Plexus Corp (b)(c)	7,820	1,518,097
Sanmina Corp (b)(c)	14,890	2,311,821
TTM Technologies Inc (b)	26,214	2,732,547
Zebra Technologies Corp Class A (b)	11,902	2,665,572
		39,368,551
IT Services - 0.4%
Akamai Technologies Inc (b)	31,874	3,136,083
Amdocs Ltd	26,693	1,863,171
Applied Digital Corp (b)(c)	69,033	1,882,530
Cognizant Technology Solutions Corp Class A	110,265	7,104,374
CoreWeave Inc Class A (b)(c)	90,405	7,192,622
Fastly Inc Class A (b)	54,385	1,039,840
MongoDB Inc Class A (b)	18,865	6,196,587
Okta Inc Class A (b)	38,664	2,803,140
VeriSign Inc	20,201	4,604,616
		35,822,963
Semiconductors & Semiconductor Equipment - 22.6%
ACM Research Inc Class A (b)	17,091	951,627
Advanced Micro Devices Inc (b)	379,324	75,944,458
Ambarella Inc (b)	12,676	764,870
Amkor Technology Inc	55,186	2,638,995
Analog Devices Inc	113,521	40,389,637
Applied Materials Inc	185,359	69,009,156
ARM Holdings PLC ADR (b)	30,690	3,911,441
Astera Labs Inc (b)	38,893	4,621,655
Axcelis Technologies Inc (b)(c)	10,699	883,844
Broadcom Inc	1,103,632	352,665,606
Cirrus Logic Inc (b)(c)	9,745	1,375,214
Credo Technology Group Holding Ltd (b)	39,014	4,380,102
Diodes Inc (b)	16,142	1,101,369
Enphase Energy Inc (b)	32,641	1,379,735
Entegris Inc (c)	36,612	4,849,259
First Solar Inc (b)	24,930	4,916,196
FormFactor Inc (b)	19,819	1,959,703
GlobalFoundries Inc (b)	129,687	6,166,617
Impinj Inc (b)(c)	6,704	822,313
Intel Corp (b)	1,112,440	50,738,388
KLA Corp	30,511	46,515,545
Lam Research Corp (c)	292,395	68,388,267
Lattice Semiconductor Corp (b)	29,576	2,828,057
MACOM Technology Solutions Holdings Inc (b)(c)	16,159	4,009,371
Marvell Technology Inc	198,428	16,209,583
MaxLinear Inc (b)	36,323	633,110
Microchip Technology Inc	122,913	9,174,226
Micron Technology Inc	262,396	108,204,239
MKS Inc	14,411	3,522,913
Monolithic Power Systems Inc	10,929	12,489,005
Navitas Semiconductor Corp Class A (b)(c)	69,889	629,000
NVIDIA Corp	5,681,101	1,006,634,286
ON Semiconductor Corp (b)	91,987	6,115,296
Photronics Inc (b)	22,408	838,731
Power Integrations Inc (c)	20,000	958,400
Qorvo Inc (b)	20,500	1,699,450
QUALCOMM Inc (c)	248,203	35,334,179
Rambus Inc (b)(c)	26,319	2,622,952
Rigetti Computing Inc Class A (b)(c)	79,169	1,379,124
Semtech Corp (b)	21,081	1,901,928
Silicon Laboratories Inc (b)	9,263	1,894,561
SiTime Corp (b)	6,472	2,575,079
Skyworks Solutions Inc (c)	35,582	2,119,976
SolarEdge Technologies Inc (b)(c)	21,534	762,304
Synaptics Inc (b)(c)	12,943	1,054,337
Teradyne Inc	35,585	11,388,268
Texas Instruments Inc	211,048	44,765,391
Universal Display Corp (c)	11,986	1,278,786
Veeco Instruments Inc (b)(c)	24,665	753,762
		2,026,150,311
Software - 11.8%
ACI Worldwide Inc (b)(c)	27,132	1,076,598
Adeia Inc	42,428	877,835
Adobe Inc (b)	96,717	25,379,508
Agilysys Inc (b)(c)	9,238	666,706
Alarm.com Holdings Inc (b)(c)	17,893	856,180
Alkami Technology Inc (b)(c)	37,834	625,964
Appfolio Inc Class A (b)	5,842	1,038,474
Appian Corp Class A (b)	17,657	470,912
AppLovin Corp Class A (b)	71,319	31,007,362
Atlassian Corp Class A (b)	39,533	2,970,114
Aurora Innovation Inc Class A (b)(c)	424,697	1,987,582
Autodesk Inc (b)	48,256	11,864,703
AvePoint Inc Class A (b)	74,002	797,742
Bentley Systems Inc Class B (c)	67,513	2,467,600
Bitdeer Technologies Group Class A (b)(c)	37,035	285,170
Blackbaud Inc (b)(c)	16,319	792,124
BlackLine Inc (b)(c)	18,675	658,294
Braze Inc Class A (b)	30,606	581,208
Cadence Design Systems Inc (b)	62,560	18,855,584
Ccc Intelligent Solutions Holdings Inc Class A (b)	168,095	979,994
Cipher Digital Inc (b)(c)	94,759	1,478,240
Cleanspark Inc (b)(c)	71,035	706,798
Commvault Systems Inc (b)	10,685	909,080
Confluent Inc Class A (b)	68,950	2,114,697
Core Scientific Inc (b)(c)	71,758	1,217,733
Crowdstrike Holdings Inc Class A (b)	57,904	21,539,130
Datadog Inc Class A (b)	74,507	8,341,804
Docusign Inc (b)	47,202	2,127,394
Dropbox Inc Class A (b)	34,355	858,531
EverCommerce Inc (b)(c)	65,997	757,646
Five9 Inc (b)	33,248	579,845
Fortinet Inc (b)	170,193	13,450,353
Freshworks Inc Class A (b)	83,642	654,080
Gen Digital Inc	131,896	2,976,893
Gitlab Inc Class A (b)(c)	33,962	893,201
Intapp Inc (b)	26,366	591,389
InterDigital Inc (c)	6,095	2,234,000
Intuit Inc	64,350	26,321,081
JFrog Ltd (b)(c)	29,075	1,167,361
Life360 Inc (b)(c)	18,185	957,440
Manhattan Associates Inc (b)	13,790	1,867,580
MARA Holdings Inc (b)(c)	96,618	863,765
Microsoft Corp	1,737,527	682,396,354
Monday.com Ltd (b)	11,742	852,939
nCino Inc (b)(c)	40,191	648,683
NextNav Inc Class A (b)(c)	49,074	789,601
Nutanix Inc Class A (b)	60,365	2,310,772
Onestream Inc Class A (b)	36,008	849,429
Pagaya Technologies Ltd Class A (b)(c)	20,016	223,978
Palantir Technologies Inc Class A (b)	532,064	72,993,860
Palo Alto Networks Inc (b)	190,648	28,391,300
Pegasystems Inc	42,282	1,848,992
Progress Software Corp (b)(c)	17,379	727,833
PTC Inc (b)	25,918	4,058,500
Qualys Inc (b)	10,185	941,807
Rezolve AI PLC (b)(c)	105,746	246,388
Riot Platforms Inc (b)	94,532	1,539,926
Roper Technologies Inc	24,260	8,484,450
SailPoint Inc (b)(c)	139,683	1,969,530
ServiceTitan Inc Class A (b)(c)	19,688	1,425,214
SoundHound AI Inc Class A (b)(c)	91,077	783,262
SPS Commerce Inc (b)	12,484	705,471
Strategy Inc Class A (b)(c)	62,802	8,132,859
Synopsys Inc (b)	43,486	18,003,204
Tenable Holdings Inc (b)	40,989	788,218
Terawulf Inc (b)(c)	106,679	1,730,333
Trimble Inc (b)	52,559	3,514,620
Varonis Systems Inc (b)	34,401	794,663
Vertex Inc Class A (b)	33,696	487,918
Workday Inc Class A (b)	48,006	6,421,283
Zoom Communications Inc Class A (b)	62,190	4,598,329
Zscaler Inc (b)(c)	36,584	5,377,482
		1,058,884,893
Technology Hardware, Storage & Peripherals - 10.9%
Apple Inc	3,454,319	912,561,993
NetApp Inc	43,207	4,278,789
Quantum Computing Inc (b)(c)	47,680	400,989
Sandisk Corp/DE (b)	34,174	21,712,793
Seagate Technology Holdings PLC	49,183	20,058,795
Super Micro Computer Inc (b)(c)	138,263	4,478,339
Western Digital Corp	78,829	22,048,471
		985,540,169
TOTAL INFORMATION TECHNOLOGY		4,242,629,393
Materials - 0.9%
Chemicals - 0.7%
Balchem Corp	9,457	1,715,784
Hawkins Inc (c)	7,149	1,065,916
Innospec Inc	9,551	731,416
Linde PLC	108,510	55,131,761
PureCycle Technologies Inc (b)(c)	75,788	478,221
Solstice Advanced Materials Inc	38,489	3,021,771
		62,144,869
Construction Materials - 0.0%
United States Lime & Minerals Inc (c)	9,270	1,058,263
Containers & Packaging - 0.0%
TriMas Corp	18,297	715,047
Metals & Mining - 0.2%
Aura Minerals Inc	23,757	2,006,279
Century Aluminum Co (b)	26,266	1,354,275
Evolution Metals & Technologies Corp (b)(c)	139,205	1,109,464
Hycroft Mining Holding Corp (b)(c)	26,453	1,332,438
Kaiser Aluminum Corp	6,070	789,950
Perpetua Resources Corp (United States) (b)(c)	30,911	1,139,379
Ramaco Resources Inc Class A (b)(c)	21,978	332,746
Royal Gold Inc	20,052	6,011,389
Steel Dynamics Inc	34,136	6,592,686
USA Rare Earth Inc Class A (b)(c)	35,132	663,995
		21,332,601
TOTAL MATERIALS		85,250,780
Real Estate - 0.6%
Health Care REITs - 0.0%
Diversified Healthcare Trust	107,661	727,788
Sabra Health Care REIT Inc	75,222	1,545,812
		2,273,600
Hotel & Resort REITs - 0.0%
DiamondRock Hospitality Co	81,495	818,210
Host Hotels & Resorts Inc	144,611	2,832,929
		3,651,139
Industrial REITs - 0.0%
Lineage Inc (c)	61,606	2,496,275
Real Estate Management & Development - 0.1%
Comstock Holding Cos Inc Class A (b)	39,049	455,702
CoStar Group Inc (b)	97,498	4,351,336
eXp World Holdings Inc (c)	69,171	482,122
Newmark Group Inc Class A	55,884	811,436
Opendoor Technologies Inc Class A (b)(c)	186,202	1,009,215
Opendoor Technologies Inc warrants 11/20/2026 (b)	6,190	5,206
Opendoor Technologies Inc warrants 11/20/2026 (b)	6,190	2,686
Opendoor Technologies Inc warrants 11/20/2026 (b)	6,190	2,290
Zillow Group Inc Class A (b)	11,261	504,493
Zillow Group Inc Class C (b)	43,547	1,943,067
		9,567,553
Retail REITs - 0.1%
Phillips Edison & Co Inc	38,047	1,494,486
Regency Centers Corp	38,147	3,013,613
		4,508,099
Specialized REITs - 0.4%
Equinix Inc	22,593	22,011,456
Fermi Inc	143,014	1,425,850
Gaming and Leisure Properties Inc	59,158	2,893,418
Lamar Advertising Co Class A	18,790	2,588,135
SBA Communications Corp Class A	23,308	4,688,637
		33,607,496
TOTAL REAL ESTATE		56,104,162
Utilities - 0.9%
Electric Utilities - 0.9%
Alliant Energy Corp (c)	55,296	4,000,113
American Electric Power Co Inc	122,256	16,360,298
Constellation Energy Corp	85,022	28,047,057
Evergy Inc (c)	49,642	4,153,050
Exelon Corp	228,981	11,327,690
MGE Energy Inc (c)	12,569	1,030,909
Otter Tail Corp	13,551	1,153,190
Xcel Energy Inc	134,135	11,181,494
		77,253,801
Independent Power and Renewable Electricity Producers - 0.0%
Montauk Renewables Inc (b)(c)	107,751	165,937
Talen Energy Corp (b)	10,467	3,882,943
		4,048,880
Multi-Utilities - 0.0%
Northwestern Energy Group Inc	19,160	1,340,433
Water Utilities - 0.0%
H2O America (c)	14,667	788,938
Middlesex Water Co (c)	10,318	557,172
		1,346,110
TOTAL UTILITIES		83,989,224
TOTAL UNITED STATES		8,681,747,101
URUGUAY - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Dlocal Ltd/Uruguay Class A	55,352	677,508
VIETNAM - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Vinfast Auto Ltd (b)(c)	633,944	2,066,657
TOTAL COMMON STOCKS (Cost $4,058,912,896)		8,972,633,736

U.S. Treasury Obligations - 0.0%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/14/2026 (h) (Cost $1,265,535)	3.64	1,275,000	1,265,718

Money Market Funds - 4.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	3.70	34,539,233	34,546,141
Fidelity Securities Lending Cash Central Fund (i)(j)	3.69	395,308,094	395,347,625
TOTAL MONEY MARKET FUNDS (Cost $429,891,563)			429,893,766

TOTAL INVESTMENT IN SECURITIES - 104.3% (Cost $4,490,069,994)	9,403,793,220
NET OTHER ASSETS (LIABILITIES) - (4.3)% (f)	(390,607,750)
NET ASSETS - 100.0%	9,013,185,470

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini Nasdaq 100 Index Contracts (United States)	86	3/2026	43,008,170	(313,886)

The notional amount of long futures as a percentage of Net Assets is 0.5%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security.
(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $530,875 or 0.0% of net assets.

(f)	Includes $1,727,331 of cash collateral to cover margin requirements for futures contracts.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,265,718.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $5,121,806.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	21,149,583	78,527,606	65,131,341	213,479	293	-	34,546,141	34,539,233	0.1%
Fidelity Securities Lending Cash Central Fund	253,753,198	945,204,875	803,609,353	2,107,376	(1,095)	-	395,347,625	395,308,094	1.1%
Total	274,902,781	1,023,732,481	868,740,694	2,320,855	(802)	-	429,893,766

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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